Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,665,080.00
Previously Paid Amount	0.00
Total Fee Amount	644.25
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 644.25
Narrative - Max Aggregate Offering Price	$ 4,665,080.00
Final Prospectus	true